UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.): [   ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:







Mitchell A. Danaher     Fairfield, CT  06431          May 18, 2000
-------------------     -------------  -----          ------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:  $1561241
                                        (thousands)
List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----




                           FORM 13F INFORMATION TABLE
                        TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER       ---VOTING AUTHORITY---
NAME OF ISSUER          CLASS       CUSIP       (x$1000)     PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE      SHARED    NONE
PAINE WEBBER GROUP INC  COM         695629105   1388700     31523600  SH         SOLE                   31523600
HOMESTORE COM INC       COM         437852106    172541      3539300  SH         SOLE                    3539300

